Summary of Significant Accounting Policies (Details)			3 Months Ended		12 Months Ended
	Oct. 06, 2020 USD ($)	May 29, 2020	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) shares		Dec. 31, 2019 USD ($) shares		Dec. 31, 2018 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse recapitalization, conversion ratio		0.112	0.112				0.112
Net loss			$ 9,688,000	$ 34,618,000	$ 136,392,000		$ 98,895,000
Net cash used in operating activities			14,761,000	19,445,000	110,508,000		59,771,000
Cash			36,497,000	$ 6,566,000	56,363,000		6,220,000
Working capital			65,600,000		90,300,000
Liabilities			215,351,000		216,009,000		573,888,000
Accumulated deficit			530,447,000		520,759,000	[1]	444,438,000	[1]
Proceeds from Public Offering	$ 83,100,000				83,515,000		0
Debt, amount due in next 12 months			9,100,000		9,100,000
Cash equivalents					0		0
Restricted cash					39,677,000		42,747,000
Impairment on equipment not in use - Note 5					5,331,000		63,000
Asset impairment charges					0
Mineral properties			$ 40,000.00		$ 40,000.00		$ 0
Royalty obligation, proposed mine plan, term					34 years
Held-for-sale
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Impairment on equipment not in use - Note 5					$ 5,300,000
Non-employee director phantom stock plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock considered for cash payment of grants issued | shares					1		1		1	1	1

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.